Note 10 - Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Federal, current	$ 5,226	$ 11,473	$ 11,403
State, current	2,173	895	975
Foreign, current	12,162	6,515	963
Current	19,561	18,883	13,341
Federal, deferred	300	(5,200)	(3,128)
State, deferred	180	(442)	(139)
Foreign, deferred	898	(625)	(605)
Deferred	1,378	(6,267)	(3,872)
Income Tax Expense (Benefit)	$ 20,939	$ 12,616	$ 9,469